Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Before tax
Based on profit (loss) for the year		$ 2,097	$ (643)	[1]	$ 2,676
Short-term fluctuations in investment returns		774	3,420		458
Amortisation of acquisition accounting adjustments					5
Loss (gain) attaching to corporate transactions		22	(55)		94
Based on adjusted operating profit		2,893	2,722		3,233
Tax
Based on profit (loss) for the year		(385)	(354)	[1]	(462)
Short-term fluctuations in investment returns		(59)	(185)		(81)
Loss (gain) attaching to corporate transactions					(5)
Based on adjusted operating profit		(444)	(539)		(548)
Non-controlling interests
Based on profit (loss) for the year		(11)	(10)		(22)
Short-term fluctuations in investment returns			(1)		5
Based on adjusted operating profit		(11)	(11)		(17)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the Company		1,701	(1,007)	[1]	(2,042)
Loss from discontinued operations					4,234
Profit from continuing operations		1,701	(1,007)		2,192
Short-term fluctuations in investment returns		715	3,234		382
Amortisation of acquisition accounting adjustments					5
Loss (gain) attaching to corporate transactions		22	(55)		89
Based on adjusted operating profit		$ 2,438	$ 2,172		$ 2,668
Basic
Profit/loss (in USD per share)		$ 0.621	$ (0.368)	[1]	$ (0.777)
Loss from discontinued operations (in USD per share)	[2]				1.611
Profit from continuing operations (in USD per share)		0.621	(0.368)		0.834
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.261	1.182		0.145
Amortisation of acquisition accounting adjustments (in USD per share)					0.002
Loss (gain) attaching to corporate transactions		0.008	(0.020)		0.034
Adjusted operating profit (in USD per share)		0.890	0.794		1.015
Diluted
Profit/loss (in USD per share)		0.619	(0.368)	[1]	(0.777)
Loss from discontinued operations (in USD per share)	[2]				1.611
Profit from continuing operations (in USD per share)		0.619	(0.368)		0.834
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.260	1.182		0.145
Amortisation of acquisition accounting adjustments (in USD per share)					0.002
Loss (gain) attaching to corporate transactions		0.008	(0.020)		0.034
Adjusted operating profit (in USD per share)		$ 0.887	$ 0.794		$ 1.015

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	Discontinued operations for 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.